ROPKA LAW, L.L.C.

C. Richard Ropka, LLM (Tax) † † Admitted to practice in US Supreme Court, US District Court & US Tax Court	215 Fries Mill Road Turnersville, New Jersey 08012 (856) 374-1744 (1-866) 272-8505 (Fax)

October 23, 2019

VIA EDGAR

Securities and Exchange Commission

Public Filing Desk

100 F Street, NE

Washington, DC 20549

Re:

Monteagle Funds

File Nos. 811-08529; 333-41461

Ladies and Gentlemen:

On behalf of our client the Monteagle Funds and each of its separate series, the Monteagle Fixed Income Fund, the Monteagle Quality Growth Fund, the Monteagle Select Value Fund, The Texas Fund, the Monteagle Opportunity Equity Fund and the Smart Diversification Fund (each a “Fund,” collectively “Funds”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, is a Schedule 14A covering preliminary proxy materials to be used in connection with a special meeting of shareholders (the “Meeting”) of the Funds scheduled to be held on December 30, 2019. Proxy materials are expected to be mailed to shareholders of each Fund as soon as practicable.

Please be advised that the purpose of the Meeting is to obtain shareholder approval of a new Management Agreement with the Fund’s Adviser, Nashville Capital Corporation, with respect to each Fund (the “Management Agreement(s)”) and a new Subadvisory Agreement for each Fund (the “Subadvisory Agreement(s)”). On November 1, 2019 the current Management Agreements and each Subadvisory Agreement will terminate automatically due to an underlying transaction involving the change in control of the Adviser as defined under the 40’ Act and resulting in an assignment of each Management Agreement.

1.

The transaction resulting in the Adviser’s change in control and the new Management Agreements and new Subadvisory Agreements will not unfairly burden the shareholders of the Funds as each agreement will substantially remain the same including, but not limited to, the Adviser fee; and

2.

The transaction resulting in the Adviser’s change in control and the new Management Agreements and new Subadvisory Agreements will not unfairly burden the shareholders of the Funds as each agreement will substantially remain the same including, but not limited to, the Sub-adviser fees which will continue to be paid by the Adviser.

Please contact me (856-374-1744) if you have any comments or questions concerning this filing.

Sincerely,

Ropka Law, LLC

/s/ Charles R. Ropka, Esq.

Charles R. Ropka, Esq.